UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7056

        Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Alabama – 2.1%
$ 2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A–	$2,102,040
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	535,615

2,500	Total Alabama			2,637,655

	Arizona – 1.2%
445	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue	4/08 at 101.50	AAA	456,232
	Bonds, Series 1998C, 6.650%, 10/01/29 (Alternative Minimum Tax)
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/11 at 100.00	BBB	735,330
	2007, 4.500%, 4/01/17
265	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	No Opt. Call	N/R	266,071
	Hospital, Series 1998, 5.750%, 6/01/08

1,460	Total Arizona			1,457,633

	Arkansas – 4.1%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,048,800
	5.250%, 10/01/17 – FSA Insured
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,495,410
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	A	1,026,300
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AAA	1,542,868
	MBIA Insured

4,880	Total Arkansas			5,113,378

	California – 1.7%
2,115	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	Aaa	2,140,570
	2003C, 5.250%, 4/01/17 (Pre-refunded 4/01/08)

	Colorado – 13.3%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	AAA	3,028,141
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/13 at 100.00	AAA	1,185,798
	Classical Academy, Series 2003, 4.500%, 12/01/18 – XLCA Insured
1,320	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,370,728
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
350	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/10 at 105.00	AA	362,250
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	BBB (3)	1,105,360
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	AA	1,454,100
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,340	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 101.00	AA	1,382,223
	12/01/20 – RAAI Insured
70	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	73,118
	1992A-2, 8.750%, 6/01/11
1,750	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	12/08 at 100.00	A	1,756,125
	5.000%, 12/01/23 – ACA Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	72,977
	5.250%, 6/15/41 – FSA Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 38.04	AAA	1,863,668
	0.000%, 6/15/27 – AMBAC Insured
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	Baa1 (3)	3,012,542
	(Pre-refunded 11/15/11)

20,180	Total Colorado			16,667,030

	Connecticut – 1.7%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
500	5.500%, 1/01/14 (Alternative Minimum Tax)	7/07 at 100.00	BBB	501,250
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	9/07 at 100.00	BBB	1,573,925

2,070	Total Connecticut			2,075,175

	Florida – 4.6%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%, 10/01/17 –	10/13 at 100.00	AAA	2,553,504
	MBIA Insured
1,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	AAA	1,055,440
	2007A, 5.000%, 3/01/15 – MBIA Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AAA	2,085,700
	AMBAC Insured

5,400	Total Florida			5,694,644

	Georgia – 0.4%
465	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AAA	492,077
	8/01/25 (Pre-refunded 8/01/22) – MBIA Insured

	Illinois – 13.0%
790	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	815,936
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aaa	1,567,545
	2006, 5.000%, 12/01/21 – MBIA Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AAA	2,037,020
	AGC Insured
4,890	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,344,085
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series	4/10 at 102.00	BBB–	2,122,380
	1993D, 6.750%, 3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	A1	1,993,840
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	1,123,340
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
	(Pre-refunded 5/01/12)
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A	711,889
	Centers, Series 1999, 5.500%, 8/15/19
515	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	A (3)	536,228
	Centers, Series 1999, 5.500%, 8/15/19 (Pre-refunded 8/15/09)

15,390	Total Illinois			16,252,263

	Iowa – 2.4%
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	1,052,410
	6.250%, 7/01/25
1,800	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,882,494
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

2,800	Total Iowa			2,934,904

	Kansas – 2.9%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,648,365
	Health System Inc., Series 2001-III, 5.500%, 11/15/21

	Kentucky – 1.5%
1,830	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	1,872,511
	(Alternative Minimum Tax)

	Maryland – 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,106,336
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 1.9%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	BBB–	498,375
	5.000%, 10/01/19
1,465	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	1,541,693
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	102,887
235	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	238,069

2,300	Total Massachusetts			2,381,024

	Michigan – 1.7%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,082,370
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
600	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/07 at 101.00	Ba3	604,026
	Series 1995, 6.625%, 1/01/16
470	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center,	9/07 at 100.00	BB–	470,790
	Series 1988A, 8.125%, 8/15/12

2,070	Total Michigan			2,157,186

	Minnesota – 0.8%
1,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 –	No Opt. Call	A	1,055,190
	ACA Insured

	Nebraska – 0.8%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aaa	1,047,510
	Series 2004, 5.000%, 12/15/19 – FSA Insured

	New Jersey – 0.4%
500	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BBB–	494,810
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)

	New York – 8.0%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	AA	1,065,910
	2003A, 5.500%, 7/01/15 – RAAI Insured
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds,	9/07 at 100.00	A1	1,500,270
	Consolidated Edison Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
	(Alternative Minimum Tax)
420	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	8/07 at 101.00	AA+	424,859
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,130	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,162,546
	Series 1994, 8.500%, 11/01/07 – MBIA Insured (Alternative Minimum Tax) (ETM)
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	4,876,458
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

9,350	Total New York			10,030,043

	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	AAA	1,969,244
	AMBAC Insured

	Ohio – 0.8%
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,011,300
	4.500%, 12/01/15

	Oklahoma – 0.9%
1,150	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical	8/07 at 101.00	AAA	1,162,374
	Center, Series 1995D, 5.000%, 8/15/14 – AMBAC Insured

	Pennsylvania – 7.9%
1,120	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,249,886
	1976, 7.625%, 7/01/15 (ETM)
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	AAA	4,320,891
	AMBAC Insured
925	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	1,084,091
	MBIA Insured (ETM)
2,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	AAA	2,181,640
	2006B, 5.000%, 9/01/12 – AMBAC Insured
1,000	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/11 –	No Opt. Call	AAA	1,040,170
	MBIA Insured

9,250	Total Pennsylvania			9,876,678

	South Carolina – 6.4%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	781,470
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	1,886,700
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	3,418,613
	1/01/19 – FGIC Insured
25	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	25,960
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
1,260	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	No Opt. Call	Baa2 (3)	1,338,775
	Alliance, Series 2000A, 7.000%, 12/15/10 (ETM)
500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	529,860
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

6,910	Total South Carolina			7,981,378

	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	1,019,010
	Series 2007, 5.000%, 11/01/27

	Tennessee – 1.8%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (3)	819,960
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	A– (3)	1,366,600

2,000	Total Tennessee			2,186,560

	Texas – 6.1%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	AAA	1,098,783
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	Baa2	25,463
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	AAA	1,981,180
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Baa2	509,100
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	Baa2	16,123
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	1,960,875
	2006, 5.000%, 8/15/20
90	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/07 at 100.00	Caa1	88,107
	1991A, 8.500%, 9/01/11
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	Baa2	25,455
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Texas Municipal Gas Acquistion and Supply Corporation I, Gas Supply Revenue Bonds, Series	9/07 at 100.00	AA-	1,497,000
	2006B, 4.148%, 12/15/17
100	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	9/07 at 100.00	Aaa	100,170
	Daughters of Charity National Health System, Series 1993B, 5.900%, 11/15/07 (ETM)
370	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition	9/07 at 100.00	AAA	371,450
	Program, Series 1995E, 6.500%, 3/01/15 – FSA Insured

7,555	Total Texas			7,673,706

	Utah – 1.2%
1,500	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	No Opt. Call	N/R	1,530,585
	Hospital Project, Series 1998, 6.000%, 12/15/10

	Washington – 4.0%
	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1,
	Series 1993A:
1,340	7.000%, 7/01/07 (ETM)	No Opt. Call	Aaa	1,340,228
160	7.000%, 7/01/07 (ETM)	No Opt. Call	Aaa	160,027
1,130	7.000%, 7/01/08 (ETM)	No Opt. Call	Aaa	1,166,081
1,870	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	No Opt. Call	AAA	1,927,839
	1993A, 7.000%, 7/01/08
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	AAA	359,024
	1989B, 7.125%, 7/01/16 – MBIA Insured

4,795	Total Washington			4,953,199

	West Virginia – 1.6%
2,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	9/07 at 100.00	AAA	2,030,000
	Company, Series 1994C, 6.750%, 8/01/24 – MBIA Insured (Alternative Minimum Tax)

	Wisconsin – 3.7%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
795	6.125%, 6/01/27	6/12 at 100.00	BBB	838,701
1,480	6.375%, 6/01/32	6/12 at 100.00	BBB	1,602,263
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,047,700
	Inc., Series 2001, 6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	A	1,172,138
	Series 1999A, 5.500%, 2/15/20 – ACA Insured

4,425	Total Wisconsin			4,660,802

$ 123,375	Total Investments (cost $123,165,547) – 100.2%			125,313,140

	Other Assets Less Liabilities – (0.2)%			(197,348)

	Net Assets – 100%			$125,115,792

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2007, the cost of investments was $123,112,554.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$2,752,232
Depreciation	(551,646)

Net unrealized appreciation (depreciation) of investments	$2,200,586

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Maturities Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.